Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for conversion of warrants Common Stock [Member] USD ($)	Common stock issued for conversion of warrants Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for the exercise of options Common Stock [Member] USD ($)	Common stock issued for the exercise of options Additional Paid-in Capital [Member] USD ($)	Common stock shares subscribed Common Stock Subscribed USD ($)	Common stock shares subscribed Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt Common Stock [Member] USD ($)	Common stock issued for debt Common Stock Subscribed USD ($)	Common stock issued for debt Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt Common Stock [Member] USD ($)	Common stock issued for debt Additional Paid-in Capital [Member] USD ($)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for services Common Stock [Member] USD ($)	Common stock issued for services Additional Paid-in Capital [Member] USD ($)	Common stock issued for debt at $0.147 per share Common Stock [Member] USD ($)	Common stock issued for debt at $0.147 per share Additional Paid-in Capital [Member] USD ($)	Common stock issued for services at $0.285 per share Common Stock [Member] USD ($)	Common stock issued for services at $0.285 per share Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for cash Common Stock [Member] USD ($)	Common stock issued for cash Additional Paid-in Capital [Member] USD ($)	Common stock issued for patent legal work Common Stock [Member] USD ($)	Common stock issued for patent legal work Additional Paid-in Capital [Member] USD ($)	Common stock issued for stock issuance costs Common Stock [Member] USD ($)	Common stock issued for stock issuance costs Additional Paid-in Capital [Member] USD ($)	Stock options granted for services Additional Paid-in Capital [Member]	Stock options granted for services Additional Paid-in Capital [Member]	Common Stock [Member] USD ($)	Common Stock Subscribed USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 1985
Initial capitalization of Medizone - Nevada at $0.03 per share																																								$ 5,500		$ 150,128
Initial capitalization of Medizone - Nevada at $0.03 per share (in Shares)																																								5,500,000
Common shares issued in acquisitionof Medizone - Delaware																																								37,500		(37,500)
Common shares issued in acquisitionof Medizone - Delaware (in Shares)																																								37,500,000
Common stock issued for services	50	4,950
Common stock issued for services, shares (in Shares)	50,000
Common stock issued for exercise of warrants			7,815	773,645
Common stock issued for exercise of warrants, shares (in Shares)			7,814,600
Stock issuance costs																																										(105,312)
Net loss																																												(796,068)
Balance at Dec. 31, 1986																																								50,865		785,911		(796,068)
Balance, shares (in Shares) at Dec. 31, 1986																																								50,864,600
Common stock issued for services	203	24,314
Common stock issued for services, shares (in Shares)	203,167
Common stock issued for exercise of options							250	437,250
Common stock issued for exercise of options, shares (in Shares)							250,000
Common stock issued for exercise of warrants			2	257
Common stock issued for exercise of warrants, shares (in Shares)			2,600
Common stock issued for patent in March 1987 at $0.69 per share																																								1,000		692,750
Common stock issued for patent in March 1987 at $0.69 per share (in Shares)																																								1,000,000
Common stock issued for cash					950	149,050
Common stock issued for cash, shares (in Shares)					950,000
Net loss																																												(2,749,400)
Balance at Dec. 31, 1987																																								53,270		2,089,532		(3,545,468)
Balance, shares (in Shares) at Dec. 31, 1987																																								53,270,367
Common stock issued for services	35	7,965
Common stock issued for services, shares (in Shares)	35,000
Additional capital contributed																																										174,126
Common stock issued for exercise of options							200	99,800
Common stock issued for exercise of options, shares (in Shares)							200,000
Common stock issued for cash					1,000	79,000
Common stock issued for cash, shares (in Shares)					1,000,000
Net loss																																												(714,347)
Balance at Dec. 31, 1988																																								54,505		2,450,423		(4,259,815)
Balance, shares (in Shares) at Dec. 31, 1988																																								54,505,367
Common stock issued for services	262	46,363
Common stock issued for services, shares (in Shares)	261,889
Common stock issued for exercise of options							375	59,125
Common stock issued for exercise of options, shares (in Shares)							375,000
Common stock issued for cash					5,790	285,710
Common stock issued for cash, shares (in Shares)					5,790,000
Common stock issued for services and in lieu of outstanding debt																																								4,750		578,978
Common stock issued for services and in lieu of outstanding debt, shares (in Shares)																																								4,749,532
Net loss																																												(862,051)
Balance at Dec. 31, 1989																																								65,682		3,420,599		(5,121,866)
Balance, shares (in Shares) at Dec. 31, 1989																																								65,681,788
Common stock issued for services	880	87,120
Common stock issued for services, shares (in Shares)	880,000
Additional capital contributed																																										100,000
Common stock issued for cash					4,250	175,250
Common stock issued for cash, shares (in Shares)					4,250,000
Common stock issued for services and in lieu of outstanding debt																																								2,423		137,577
Common stock issued for services and in lieu of outstanding debt, shares (in Shares)																																								2,422,727
Net loss																																												(606,309)
Balance at Dec. 31, 1990																																								73,235		3,920,546		(5,728,175)
Balance, shares (in Shares) at Dec. 31, 1990																																								73,234,515
Common stock issued for services	425	72,075
Common stock issued for services, shares (in Shares)	425,000
Additional capital contributed																																										5,000
Common stock issued for exercise of options																																								450		204,050
Common stock issued for exercise of options, shares (in Shares)																																								450,000
Common stock issued for cash					4,366	305,634
Common stock issued for cash, shares (in Shares)					4,366,667
Net loss																																												(1,220,152)
Balance at Dec. 31, 1991																																								78,476		4,507,305		(6,948,327)
Balance, shares (in Shares) at Dec. 31, 1991																																								78,476,182
Common stock issued for services	152	30,148
Common stock issued for services, shares (in Shares)	151,500
Common stock issued for debt																																								250		37,250
Common stock issued for debt , shares (in Shares)																																								250,000
Additional capital contributed																																										81,100
Common stock issued for exercise of options							250	124,750
Common stock issued for exercise of options, shares (in Shares)							250,000
Common stock issued for cash					2,702	427,648
Common stock issued for cash, shares (in Shares)					2,702,335
Net loss																																												(649,941)
Balance at Dec. 31, 1992																																								81,830		5,208,201		(7,598,268)
Balance, shares (in Shares) at Dec. 31, 1992																																								81,830,017
Common stock issued for services	5,347	542,859
Common stock issued for services, shares (in Shares)	5,347,219
Common stock issued for cash					1,472	269,528
Common stock issued for cash, shares (in Shares)					1,471,666
Common shares subscribed																																									2,619	259,296
Net loss																																												(1,598,342)
Balance at Dec. 31, 1993																																								88,649	2,619	6,279,884		(9,196,610)
Balance, shares (in Shares) at Dec. 31, 1993																																								88,648,902
Common stock issued for services	1,431	141,727
Common stock issued for services, shares (in Shares)	1,431,590
Common stock issued for debt												417	41,234																												11,250	2,022,379
Issuance of subscribed stock																																								10,385	(10,385)
Issuance of subscribed stock, shares (in Shares)																																								10,384,900
Issuance of shares in recognition of disparity in purchase price in offering																																								1,126		(1,126)
Issuance of shares in recognition of disparity in purchase price in offering (in Shares)																																								1,125,834
Prior period adjustment																																												219,422
Common shares subscribed									9,552	945,682
Net loss																																												(1,126,315)
Balance at Dec. 31, 1994																																								101,591	13,453	9,429,780		(10,103,503)
Balance, shares (in Shares) at Dec. 31, 1994																																								101,591,226
Redeemable common shares converted to common stock																																								200		39,800
Redeemable common shares converted to common stock (in Shares)																																								200,000
Common stock issued for services	2,050	202,950
Common stock issued for services, shares (in Shares)	2,050,000
Issuance of subscribed stock																																								17,524	(17,524)
Issuance of subscribed stock, shares (in Shares)																																								17,524,860
Cancellation of common shares																																								(1,242)		(70,563)
Cancellation of common shares (in Shares)																																								(1,242,727)
Prior period adjustment																																												71,806
Additional capital contributed																																										50,000
Common shares subscribed																																									9,118	902,707
Net loss																																												(1,081,027)
Balance at Dec. 31, 1995																																								120,123	5,047	10,554,674		(11,112,724)
Balance, shares (in Shares) at Dec. 31, 1995																																								120,123,359
Common stock issued for services	1,416	140,171
Common stock issued for services, shares (in Shares)	1,415,875
Issuance of subscribed stock																																								8,413	(8,413)
Issuance of subscribed stock, shares (in Shares)																																								8,412,379
Common stock issued for cash					100	9,900
Common stock issued for cash, shares (in Shares)					100,000
Common shares subscribed																																									6,456	718,991
Net loss																																												(1,329,395)
Balance at Dec. 31, 1996																																								130,052	3,090	11,423,736		(12,442,119)
Balance, shares (in Shares) at Dec. 31, 1996																																								130,051,613
Common stock issued for services	3,746	370,886
Common stock issued for services, shares (in Shares)	3,746,336
Issuance of subscribed stock																																								3,090	(3,090)
Issuance of subscribed stock, shares (in Shares)																																								3,089,680
Common shares subscribed																																									5,714	394,287
Net loss																																												(775,559)
Balance at Dec. 31, 1997																																								136,888	5,714	12,188,909		(13,217,678)
Balance, shares (in Shares) at Dec. 31, 1997																																								136,887,629
Common stock issued for services	50	3,700														3,465	169,786	750	63,785
Common stock issued for services, shares (in Shares)	50,000															3,465,000		750,000
Common stock issued for debt														865	42,372																									967		82,214
Common stock issued for debt , shares (in Shares)														864,747																										967,630
Issuance of subscribed stock																																								5,714	(5,714)
Issuance of subscribed stock, shares (in Shares)																																								5,714,286
Cancellation of common shares																																								(630)		630
Cancellation of common shares (in Shares)																																								(630,000)
Common stock issued for exercise of warrants			857	59,143
Common stock issued for exercise of warrants, shares (in Shares)			857,142
Net loss																																												(565,761)
Balance at Dec. 31, 1998																																								148,926		12,610,539		(13,783,439)
Balance, shares (in Shares) at Dec. 31, 1998																																								148,926,434
Common stock issued for services	25	1,725
Common stock issued for services, shares (in Shares)	25,000
Common stock issued for exercise of warrants																																								937		64,618
Common stock issued for exercise of warrants, shares (in Shares)																																								936,507
Additional expense for extension of warrants below market value																																										123,389
Net loss																																												(359,571)
Balance at Dec. 31, 1999																																								149,888		12,800,271		(14,143,010)
Balance, shares (in Shares) at Dec. 31, 1999																																								149,887,941
Common stock issued for services	350	60,900																				300	85,200
Common stock issued for services, shares (in Shares)	350,000																					300,000
Common stock issued for debt											2,020		220,180	20	3,980					95	13,905																			100		54,900
Common stock issued for debt , shares (in Shares)											2,020,000			20,000						95,000																				100,000
Cancellation of common shares																																								(2,000)		2,000
Cancellation of common shares (in Shares)																																								(2,000,000)
Common stock issued for exercise of warrants			3,143	216,857
Common stock issued for exercise of warrants, shares (in Shares)			3,142,857
Additional expense for extension of warrants below market value																																										1,743,468
Net loss																																												(2,187,138)
Balance at Dec. 31, 2000																																								153,916		15,201,661		(16,330,148)
Balance, shares (in Shares) at Dec. 31, 2000																																								153,915,798
Common stock issued for cash					500	99,500																		200	29,800	167	24,818													555		99,441
Common stock issued for cash, shares (in Shares)					500,000																			200,000		166,666														555,555
Net loss																																												(716,054)
Balance at Dec. 31, 2001																																								155,338		15,455,220		(17,046,202)
Balance, shares (in Shares) at Dec. 31, 2001																																								155,338,019
Common stock issued for services	230	22,770														480	47,520
Common stock issued for services, shares (in Shares)	230,000															480,000
Common stock issued for debt											447		44,290
Common stock issued for debt , shares (in Shares)											447,368
Common stock issued for cash					1,000	99,000																																		250		24,750
Common stock issued for cash, shares (in Shares)					1,000,000																																			250,000
Net loss																																												(687,273)
Balance at Dec. 31, 2002																																								157,745		15,693,550		(17,733,475)
Balance, shares (in Shares) at Dec. 31, 2002																																								157,745,387
Common stock issued for services	100	4,900																2,000	38,000
Common stock issued for services, shares (in Shares)	100,000																	2,000,000
Common stock issued for debt																																								460		22,540
Common stock issued for debt , shares (in Shares)																																								460,000
Common stock issued for cash					500	24,500																		165	8,085	200	9,800
Common stock issued for cash, shares (in Shares)					500,000																			165,000		200,000
Net loss																																												(522,796)
Balance at Dec. 31, 2003																																								161,170		15,801,375		(18,256,271)
Balance, shares (in Shares) at Dec. 31, 2003																																								161,170,387
Net loss																																												(371,395)
Balance at Dec. 31, 2004																																								161,170		15,801,375		(18,627,666)
Balance, shares (in Shares) at Dec. 31, 2004																																								161,170,387
Net loss																																												(326,153)
Balance at Dec. 31, 2005																																								161,170		15,801,375		(18,953,819)
Balance, shares (in Shares) at Dec. 31, 2005																																								161,170,387
Common stock warrants granted																																										2,756
Additional capital contributed																																										1,356
Net loss																																												(356,430)
Balance at Dec. 31, 2006																																								161,170		15,805,487		(19,310,249)
Balance, shares (in Shares) at Dec. 31, 2006																																								161,170,387
Common stock warrants granted																																										30,737
Net loss																																												(552,449)
Balance at Dec. 31, 2007																																								161,170		15,836,224		(19,862,698)
Balance, shares (in Shares) at Dec. 31, 2007																																								161,170,387
Common stock warrants granted																																										86,572
Common stock issued for services																7,000	225,000
Common stock issued for services, shares (in Shares)																7,000,000
Common stock issued for debt											409		7,772																											11,250		213,750
Common stock issued for debt , shares (in Shares)											409,075																													11,250,000
Additional capital contributed																																										16,667
Common stock issued for cash					8,000	72,000																		3,300	95,700	5,463	104,637	3,334	96,666
Common stock issued for cash, shares (in Shares)					8,000,000																			3,300,000		5,463,333		3,333,333
Net loss																																												(707,542)
Balance at Dec. 31, 2008																																								199,926		16,754,988		(20,570,240)
Balance, shares (in Shares) at Dec. 31, 2008																																								199,926,128
Common stock warrants granted																																										105,393
Stock options granted (in Shares)																																										146,097
Loss on foreign currency translation																																											(3,611)
Common stock issued for services	2,495	163,375																																50	14,700
Common stock issued for services, shares (in Shares)	2,495,474																																	50,000
Common stock issued for exercise of warrants																																								5,126		(5,126)
Common stock issued for exercise of warrants, shares (in Shares)																																								5,126,265
Common stock issued to a related company in an early termination of a marketing rights agreement and the termination of a joint venture agreement at $0.40 per share																																								313		124,687
Common stock issued to a related company in an early termination of a marketing rights agreement and the termination of a joint venture agreement at $0.40 per share (in Shares)																																								312,500
Common stock issued for cash					340	84,660																		6,000	114,000	21,600	626,400	4,460	263,140	1,324	131,116	67	9,933
Common stock issued for cash, shares (in Shares)					340,000																			6,000,000		21,599,999		4,459,999		1,324,400		66,667
Net loss																																												(1,474,715)
Balance at Dec. 31, 2009																																								241,701		18,533,363	(3,611)	(22,044,955)
Balance, shares (in Shares) at Dec. 31, 2009																																								241,701,432
Stock options granted (in Shares)																																						203,022	67,465			46,094
Loss on foreign currency translation																																											(4,908)
Common stock issued for services	2,211	545,554																																						4,000		836,000
Common stock issued for services, shares (in Shares)	2,210,839																																							4,000,000
Common stock issued for cash					10,862	1,372,538
Common stock issued for cash, shares (in Shares)					10,861,665
Stock issuance costs																																				588	(588)					(10,000)
Stock issuance costs, shares (in Shares)																																				588,235
Net loss																																												(2,756,126)	(2,756,126)
Balance at Dec. 31, 2010																																								259,362		21,593,448	(8,519)	(24,801,081)	(2,956,790)
Balance, shares (in Shares) at Dec. 31, 2010																																								259,362,171					259,362,171
Stock options granted (in Shares)																																										33,403
Loss on foreign currency translation																																											(12,563)
Issuance of subscribed stock																																								1,125	(1,125)
Issuance of subscribed stock, shares (in Shares)																																								1,125,000
Common stock issued for cash																								11,555	1,404,351
Common stock issued for cash, shares (in Shares)																								11,554,778
Common shares subscribed									1,125	128,875
Stock issuance costs																																										(4,300)
Net loss																																												(1,940,217)	(1,940,217)
Balance at Dec. 31, 2011																																								$ 272,042		$ 23,155,777	$ (21,082)	$ (26,741,298)	$ (3,334,561)
Balance, shares (in Shares) at Dec. 31, 2011																																								272,041,949					272,041,949